Trade And Unbilled Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable, Net [Abstract]
Schedule Of Trade And Unbilled Receivables, Net

	December 31,
	2017	2016
Receivables (1)	$747,327	$723,538
Unbilled receivables	668,821	516,469
Less – allowance for doubtful accounts	(9,585)	(7,416)
	$1,406,563	$1,232,591

(1) Includes receivables from affiliated companies	$75,340	$84,969